Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2019	2020

Government authorities	$13,675	$10,348
Accrued interest – Series B Debentures	1,167	-
Accrued expenses and other liabilities	19,022	24,277

	$33,864	$34,625